CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 576,299	$ 559,210	$ 1,052,841
Other comprehensive income/(loss):
Unrealized gain on available for sale securities			20,803
Reclassification to interest income			(9,211)
Prior service cost of defined benefit plan	(6,277)	(14,184)
Reclassification of prior service cost of defined benefit plan	885	7,808
Amortization of deferred realized losses on cash flow hedges	3,622	3,622	3,622
Total Other Comprehensive Income/(Loss)	(1,770)	(2,754)	15,214
Comprehensive Income	$ 574,529	$ 556,456	$ 1,068,055